Portfolio of Investments
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 1.9%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 1.9%
Charlotte-Mecklenburg Hospital Authority (The)(a),(b)
Revenue Bonds
Series 2018 (JPMorgan Chase Bank)
01/15/2048	0.010%	2,000,000	2,000,000
City of Murray(a),(b)
Revenue Bonds
IHC Health Services, Inc.
Series 2005A (JPMorgan Chase Bank)
05/15/2037	0.010%	1,960,000	1,960,000
Total			3,960,000
Total Floating Rate Notes (Cost $3,960,000)			3,960,000

Municipal Bonds 96.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 3.0%
City of Charlotte Airport(c)
Revenue Bonds
Charlotte Douglas International
Series 2019
07/01/2035	5.000%	1,195,000	1,520,494
City of Charlotte Airport
Revenue Bonds
Series 2017A
07/01/2028	5.000%	500,000	637,305
Raleigh Durham Airport Authority(c)
Refunding Revenue Bonds
Series 2020A
05/01/2034	5.000%	1,150,000	1,493,413
05/01/2036	5.000%	2,000,000	2,581,440
Total			6,232,652
Forest Products 0.5%
Columbus County Industrial Facilities & Pollution Control Financing Authority
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
05/01/2034	1.375%	1,000,000	1,039,120
Higher Education 8.6%
Appalachian State University
Refunding Revenue Bonds
Series 2016A
10/01/2026	5.000%	325,000	396,614
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2018
05/01/2035	5.000%	1,095,000	1,353,924
East Carolina University
Revenue Bonds
General
Series 2014A
10/01/2031	5.000%	1,900,000	2,113,465
North Carolina Agricultural & Technical State University
Refunding Revenue Bonds
General Purpose
Series 2015A
10/01/2032	5.000%	2,000,000	2,359,500
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Wake Forest University
Series 2018
01/01/2034	5.000%	400,000	503,172
North Carolina Central University
Refunding Revenue Bonds
Series 2016
10/01/2029	4.000%	625,000	697,775
Revenue Bonds
Series 2019
04/01/2036	5.000%	500,000	613,280
04/01/2038	5.000%	500,000	609,875
North Carolina State University at Raleigh
Refunding Revenue Bonds
General
Series 2018
10/01/2027	5.000%	300,000	390,051
10/01/2028	5.000%	250,000	333,365
University of North Carolina at Charlotte (The)
Refunding Revenue Bonds
Governors
Series 2020A
10/01/2035	4.000%	200,000	240,518
10/01/2037	4.000%	300,000	358,482
Revenue Bonds
Board of Governors
Series 2017
10/01/2029	5.000%	500,000	631,975
Series 2014
04/01/2030	5.000%	1,000,000	1,126,730
University of North Carolina at Greensboro
Refunding Revenue Bonds
Series 2016
04/01/2029	5.000%	390,000	473,296
04/01/2030	5.000%	250,000	301,940
Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
General
Series 2014
04/01/2032	5.000%	2,000,000	2,247,600
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2019B
10/01/2034	5.000%	355,000	464,063
Western Carolina University
Revenue Bonds
General
Series 2018
10/01/2033	5.000%	250,000	314,427
10/01/2034	5.000%	575,000	721,516
Series 2020B
04/01/2033	5.000%	1,000,000	1,319,200
Total			17,570,768
Hospital 4.9%
County of New Hanover
Refunding Revenue Bonds
New Hanover Regional Medical Center
Series 2017
10/01/2030	5.000%	1,200,000	1,487,172
North Carolina Medical Care Commission
Refunding Revenue Bonds
Novant Health Obligation Group
Series 2013
11/01/2024	5.000%	530,000	571,669
Southeastern Regional Medical Center
Series 2012
06/01/2026	5.000%	1,000,000	1,053,350
Vidant Health
Series 2015
06/01/2030	5.000%	1,000,000	1,177,190
WakeMed
Series 2012A
10/01/2031	5.000%	2,000,000	2,122,080
Revenue Bonds
REX Health Care
Series 2020A
07/01/2035	5.000%	800,000	1,052,584
Rex Hospital, Inc.
Series 2015A
07/01/2032	5.000%	1,000,000	1,150,660
Wake Forest Baptist Obligation Group
Series 2019
12/01/2033	5.000%	595,000	748,349
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Medical Care Commission(d)
Revenue Bonds
CaroMont Health
Series 2021A
02/01/2036	4.000%	500,000	622,595
Total			9,985,649
Joint Power Authority 4.2%
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2026	5.000%	1,500,000	1,810,875
01/01/2031	5.000%	2,000,000	2,384,620
Series 2016A
01/01/2028	5.000%	1,500,000	1,826,535
Series 2019A
01/01/2032	5.000%	2,000,000	2,608,020
Total			8,630,050
Local Appropriation 17.8%
City of Charlotte
Refunding Certificate of Participation
Series 2019B
06/01/2034	5.000%	2,000,000	2,627,120
City of Durham
Revenue Bonds
Series 2018
04/01/2034	4.000%	1,000,000	1,202,860
City of Kannapolis
Revenue Bonds
Series 2014
04/01/2031	5.000%	1,365,000	1,557,260
City of Monroe
Refunding Revenue Bonds
Series 2016
03/01/2035	5.000%	1,000,000	1,190,470
City of Wilmington
Refunding Revenue Bonds
Series 2014A
06/01/2028	5.000%	500,000	575,800
City of Winston-Salem
Refunding Revenue Bonds
Series 2014C
06/01/2029	5.000%	750,000	865,590
County of Brunswick
Revenue Bonds
Series 2015A
06/01/2028	5.000%	250,000	298,528
06/01/2029	5.000%	250,000	297,290

2	Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Buncombe
Revenue Bonds
Series 2014A
06/01/2032	5.000%	1,635,000	1,871,159
County of Catawba
Revenue Bonds
Series 2011
10/01/2022	5.000%	400,000	412,868
Series 2018
12/01/2036	4.000%	1,940,000	2,334,945
County of Dare
Refunding Revenue Bonds
Series 2016A
06/01/2031	4.000%	225,000	262,778
County of Davidson
Revenue Bonds
Series 2020
06/01/2037	4.000%	400,000	489,448
County of Gaston
Revenue Bonds
Series 2019A
04/01/2034	5.000%	250,000	324,508
04/01/2035	5.000%	300,000	388,527
County of Harnett
Refunding Revenue Bonds
Series 2020
12/01/2027	5.000%	375,000	485,407
Revenue Bonds
Series 2019
10/01/2037	4.000%	955,000	1,137,758
County of Henderson
Revenue Bonds
Series 2015
10/01/2030	5.000%	500,000	598,830
Series 2020
06/01/2029	5.000%	525,000	710,330
County of Lee
Revenue Bonds
Series 2018
05/01/2036	4.000%	500,000	589,880
County of Martin
Refunding Revenue Bonds
Water & Sewer District
Series 2014
06/01/2030	4.000%	730,000	803,672
County of Onslow
Revenue Bonds
Series 2015
06/01/2027	4.000%	405,000	466,410
Series 2016
10/01/2028	5.000%	1,000,000	1,241,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Pender
Revenue Bonds
Series 2015
04/01/2027	5.000%	1,165,000	1,389,216
04/01/2028	5.000%	1,290,000	1,534,777
County of Randolph
Refunding Revenue Bonds
Series 2013C
10/01/2026	5.000%	1,500,000	1,878,060
Revenue Bonds
Series 2019B
10/01/2034	5.000%	500,000	653,135
County of Sampson
Refunding Revenue Bonds
Series 2017
09/01/2035	4.000%	1,000,000	1,162,630
County of Surry
Revenue Bonds
Series 2019
06/01/2032	5.000%	275,000	361,265
06/01/2033	5.000%	350,000	457,614
County of Union
Refunding Revenue Bonds
Series 2012
12/01/2024	5.000%	1,715,000	2,026,170
County of Wake
Refunding Revenue Bonds
Series 2018A
08/01/2036	4.000%	2,000,000	2,408,980
County of Wilkes
Refunding Revenue Bonds
Series 2015
06/01/2027	5.000%	500,000	601,410
06/01/2029	5.000%	500,000	599,020
Durham Capital Financing Corp.
Revenue Bonds
Series 2018
10/01/2035	4.000%	1,500,000	1,817,910
Orange County Public Facilities Co.
Unrefunded Revenue Bonds
Series 2012
10/01/2024	5.000%	835,000	902,076
Total			36,525,181
Local General Obligation 10.7%
City of Charlotte
Unlimited General Obligation Refunding Bonds
Series 2020A
06/01/2027	5.000%	725,000	935,910

Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Greensboro
Unlimited General Obligation Bonds
Series 2020B
Series 2020B
04/01/2031	5.000%	2,205,000	3,038,710
Unlimited General Obligation Refunding Bonds
Series 2020D
Series 2020D
10/01/2030	5.000%	1,785,000	2,501,749
County of Durham
Unlimited General Obligation Bonds
Series 2019
06/01/2032	5.000%	620,000	828,487
County of Forsyth
Unlimited General Obligation Bonds
Public Improvement
Series 2019B
03/01/2026	5.000%	1,000,000	1,241,680
County of Gaston
Unlimited General Obligation Refunding Bonds
Series 2020
02/01/2028	5.000%	1,500,000	1,959,570
02/01/2029	5.000%	1,500,000	2,007,135
County of Guilford
Unlimited General Obligation Bonds
Public Improvement
Series 2017B
05/01/2026	5.000%	1,000,000	1,248,400
County of Mecklenburg
Unlimited General Obligation Public Improvement Bonds
Series 2016B
12/01/2027	5.000%	1,180,000	1,492,122
County of Moore
Unlimited General Obligation Refunding Bonds
Series 2016
06/01/2028	5.000%	1,000,000	1,313,670
County of Pitt
Refunding Revenue Bonds
Series 2017
04/01/2022	5.000%	750,000	792,735
04/01/2024	5.000%	410,000	471,381
County of Wake
Unlimited General Obligation Public Improvement Bonds
Series 2019A
03/01/2033	5.000%	1,500,000	1,985,085
Unlimited General Obligation Refunding Bonds
Series 2010C
03/01/2022	5.000%	2,000,000	2,106,480
Total			21,923,114
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Multi-Family 3.9%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
North Carolina A&T University Foundation Project
Series 2015A
06/01/2028	5.000%	1,000,000	1,174,820
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	1,500,000	1,756,935
University of North Carolina at Wilmington
Refunding Revenue Bonds
Series 2015
06/01/2029	5.000%	2,000,000	2,302,260
Western Carolina University
Limited General Obligation Refunding Revenue Bonds
Student Housing
Series 2016 (AGM)
06/01/2027	5.000%	500,000	609,970
06/01/2028	5.000%	1,000,000	1,216,590
06/01/2029	5.000%	800,000	968,408
Total			8,028,983
Municipal Power 1.3%
City of Fayetteville Public Works Commission
Revenue Bonds
Series 2014
03/01/2027	4.000%	1,250,000	1,384,312
Greenville Utilities Commission
Revenue Bonds
Series 2019
08/01/2032	5.000%	625,000	830,644
08/01/2033	5.000%	400,000	529,192
Total			2,744,148
Refunded / Escrowed 9.4%
City of Raleigh Combined Enterprise System
Prerefunded 03/01/21 Revenue Bonds
Series 2011
03/01/2027	5.000%	800,000	803,184
County of Buncombe
Prerefunded 06/01/22 Revenue Bonds
Series 2012
06/01/2028	5.000%	500,000	532,500
06/01/2029	5.000%	1,000,000	1,065,000
County of Johnston
Prerefunded 06/01/24 Revenue Bonds
Series 2014
06/01/2028	5.000%	1,000,000	1,159,980

4	Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Wake
Prerefunded 10/01/26 Revenue Bonds
Series 1993 Escrowed to Maturity (NPFGC)
10/01/2026	5.125%	1,485,000	1,698,632
Jacksonville Public Facilities Corp.
Prerefunded 04/01/22 Limited Obligation Revenue Bonds
Series 2012
04/01/2026	5.000%	1,075,000	1,135,480
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,000,000	1,053,020
Refunding Revenue Bonds
Series 1993B Escrowed to Maturity (NPFGC / IBC)
01/01/2022	6.000%	3,000,000	3,157,650
Series 1993B Escrowed to Maturity (NPFGC)
01/01/2022	6.000%	1,000,000	1,052,550
North Carolina Medical Care Commission
Prerefunded 06/01/22 Revenue Bonds
Duke University Health System
Series 2012A
06/01/2032	5.000%	3,635,000	3,871,275
Vidant Health
Series 2012A
06/01/2025	5.000%	1,500,000	1,596,450
06/01/2036	5.000%	1,445,000	1,537,913
Orange County Public Facilities Co.
Prerefunded 10/01/22 Revenue Bonds
Series 2012
10/01/2024	5.000%	490,000	528,965
Total			19,192,599
Retirement Communities 6.1%
North Carolina Medical Care Commission
Refunding Revenue Bonds
1st Mortgage-United Church
Series 2015A
09/01/2030	4.500%	1,000,000	1,013,530
1st Mortgage-United Methodist
Series 2013A
10/01/2033	5.000%	1,595,000	1,703,476
Pennybyrn at Maryfield
Series 2015
10/01/2025	5.000%	750,000	803,685
Retirement Facilities 1st Mortgage
Series 2019
01/01/2039	5.000%	1,000,000	1,081,990
Sharon Towers
Series 2019A
07/01/2033	5.000%	1,000,000	1,130,160
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southminster, Inc.
Series 2016
10/01/2025	5.000%	1,260,000	1,394,001
United Methodist Retirement
Series 2016
10/01/2030	5.000%	700,000	807,443
Revenue Bonds
Pennybyrn at Maryfield Project
Series 2020B-2
10/01/2024	2.500%	745,000	749,425
Presbyterian Homes Obligated Group (The)
Series 2020
10/01/2035	4.000%	650,000	756,269
The Pines at Davidson Project
Series 2019
01/01/2038	5.000%	1,000,000	1,118,260
Twin Lakes Community
Series 2019A
01/01/2038	5.000%	1,750,000	1,990,520
Total			12,548,759
Sales Tax 0.6%
City of Rocky Mount
Revenue Bonds
Series 2016
05/01/2028	5.000%	1,000,000	1,226,440
Single Family 2.4%
North Carolina Housing Finance Agency
Revenue Bonds
Series 2017-38B (GNMA)
07/01/2037	3.850%	1,890,000	2,096,993
Series 2019-41 (GNMA)
07/01/2034	3.100%	730,000	797,700
Series 2019-42
07/01/2039	2.625%	1,000,000	1,060,430
Series 44
01/01/2027	1.950%	830,000	879,941
Total			4,835,064
State Appropriated 1.2%
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	2,000,000	2,412,360

Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 3.3%
State of North Carolina
Unlimited General Obligation Bonds
Series 2020A
06/01/2029	5.000%	2,000,000	2,713,740
06/01/2030	5.000%	2,000,000	2,776,320
Unlimited General Obligation Refunding Bonds
Series 2016A
06/01/2026	5.000%	1,000,000	1,251,120
Total			6,741,180
Transportation 1.3%
State of North Carolina
Revenue Bonds
Series 2019
03/01/2033	5.000%	1,250,000	1,623,663
Vehicle - GARVEE
Series 2015
03/01/2027	5.000%	900,000	1,064,115
Total			2,687,778
Turnpike / Bridge / Toll Road 4.3%
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2030	5.000%	1,700,000	2,068,067
01/01/2032	5.000%	1,450,000	1,745,640
Series 2017 (AGM)
01/01/2031	5.000%	750,000	906,915
Revenue Bonds
BAN Series 2020
02/01/2024	5.000%	2,000,000	2,273,760
North Carolina Turnpike Authority(e)
Refunding Revenue Bonds
Series 2016C
07/01/2029	0.000%	750,000	594,443
Revenue Bonds
Series 2017C
07/01/2030	0.000%	550,000	413,721
07/01/2031	0.000%	1,100,000	783,321
Total			8,785,867
Water & Sewer 13.4%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2015
07/01/2024	5.000%	1,010,000	1,176,559
Series 2018
07/01/2035	4.000%	2,000,000	2,436,240
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020
07/01/2036	4.000%	2,000,000	2,508,800
City of Gastonia Combined Utilities System
Revenue Bonds
Series 2015
05/01/2029	5.000%	265,000	311,844
05/01/2030	5.000%	660,000	773,678
City of Greensboro Combined Water & Sewer System
Refunding Revenue Bonds
Series 2006
06/01/2022	5.250%	1,200,000	1,281,984
06/01/2023	5.250%	2,000,000	2,237,940
City of Jacksonville Enterprise System
Refunding Revenue Bonds
Series 2016
05/01/2028	5.250%	250,000	328,002
City of Raleigh Combined Enterprise System
Refunding Revenue Bonds
Series 2015B
12/01/2025	5.000%	1,200,000	1,476,804
City of Thomasville Combined Enterprise System
Refunding Revenue Bonds
Series 2012
05/01/2026	4.000%	860,000	896,997
City of Winston-Salem Water & Sewer System
Refunding Revenue Bonds
Series 2016A
06/01/2024	5.000%	1,300,000	1,508,819
06/01/2033	4.000%	2,165,000	2,518,047
Series 2020A
06/01/2036	4.000%	2,000,000	2,505,300
Revenue Bonds
Series 2017
06/01/2031	4.000%	400,000	480,824
County of Brunswick Enterprise Systems
Refunding Revenue Bonds
Series 2015
04/01/2027	5.000%	1,500,000	1,775,010
Revenue Bonds
Enterprise System
Series 2020
04/01/2033	4.000%	500,000	620,920
County of Dare Utilities System
Refunding Revenue Bonds
Series 2017
02/01/2032	4.000%	300,000	351,855
County of Lincoln Enterprise System
Refunding Revenue Bonds
Series 2020
08/01/2029	5.000%	320,000	431,754

6	Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia North Carolina Intermediate Municipal Bond Fund, January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Union Enterprise System
Revenue Bonds
Enterprise System
Series 2019
06/01/2031	5.000%	1,000,000	1,330,400
Series 2015
06/01/2029	5.000%	500,000	605,350
Onslow Water & Sewer Authority
Refunding Revenue Bonds
Series 2016
12/01/2031	4.000%	820,000	958,449
Town of Fuquay-Varina Combined Utilities System
Revenue Bonds
Series 2016
04/01/2030	5.000%	335,000	404,978
04/01/2031	5.000%	450,000	542,448
Total			27,463,002
Total Municipal Bonds (Cost $185,839,486)			198,572,714
Money Market Funds 0.8%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(f)	512,788	512,737
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.026%(f)	1,040,145	1,040,145
Total Money Market Funds (Cost $1,552,933)		1,552,882
Total Investments in Securities (Cost: $191,352,419)		204,085,596
Other Assets & Liabilities, Net		820,274
Net Assets		204,905,870

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2021.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents a security purchased on a when-issued basis.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia North Carolina Intermediate Municipal Bond Fund | Quarterly Report 2021	7

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT206_04_K01_(03/21)